INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
Schedule of liabilities under insurance contracts
The following table summarizes the movement in the unearned premiums reserve during the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Unearned premiums reserve, beginning of year	$2,228	$1,889
Premiums written during the year	636	967
Premiums earned during the year	(666)	(639)
Foreign currency translation	(149)	11
Unearned premiums reserve, end of year	$2,049	$2,228
The following table summarizes the loss reserves at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Case reserves	$38	$54
Incurred but not reported reserves	12	13
Discounting	(1)	(1)
Provisions for adverse deviation	4	5
Total loss reserves	$53	$71
The following table summarizes the movement in loss reserves during the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Loss reserves, beginning of year	$71	$144
Claims paid during the year	(31)	(48)
Changes in loss reserves related to the current year	17	44
Favorable development on losses on claims related to prior years	—	(71)
Foreign currency translation	(4)	2
Loss reserves, end of year	$53	$71